Stockholders' Equity	12 Months Ended
Sep. 30, 2014
Stockholders' Equity [Abstract]
Stockholders' Equity

12. Stockholders’ Equity

Preferred stock

The pertinent rights and privileges of each share of the Super Voting Preferred Stock (“Preferred Stock”) are as follows:

(i)	each share shall not be entitled to receive any dividends;

(ii)	each share shall participate pari passu with the common stock of the Company in the proceeds available to the Company's stockholders upon the liquidation, dissolution, or winding up of the Company;

(iii)	each share shall be mandatorily converted into one share of common stock upon the earlier of (i) the consummation of a “Change in Control Transaction” (as defined in the Company’s Articles of Incorporation) or any sale, assignment, transfer, conveyance, hypothecation or other transfer or disposition of such shares and (ii) August 17, 2017; and

(iv)	each share of Preferred Stock is entitled 2,000 votes of common stock held at the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company or action by written consent in lieu of meetings with respect to any and all matters presented to the stockholders of the Company. Each holder of Preferred Stock shall vote together with the holders of common stock, as a single class, except (a) as provided by Nevada Statutes and (b) with regard to the amendment, alteration or repeal of the preferences, rights, powers or other terms with the written consent of the majority of holders of Preferred Stock.

Common stock

During the year ended September 30, 2014, the Company entered into transactions which required the issuance of approximately 1.6 million shares of its common stock as described in items (c) and (d) below. These 1.6 million shares were included in the Company’s basic and diluted weighted average shares computation for the year ended September 30, 2014.

As of September 30, 2014, a total of approximately 3.6 million shares were committed for issuance and reflected as issued on the books of the Company, but stock certificates were not issued due to certain administrative and documentation requirements. The shares of common stock were in respect of the following: (a) the receipt of cash proceeds from an investor for $6,000, or $0.10 per share, (b) the receipt of cash proceeds totaling approximately $294,000 from the exercise of stock options at a price of $0.15 per share, (c) the issuance of a stock award pursuant to a consulting agreement valued at $95,000 or $0.19 per share, and (d) the payment of bonus incentive for $100,000 or $0.09 per share. Certificates for these shares committed for issuance are expected to be issued during fiscal year 2015.